Note 9 - Reconciliation of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Increase (reduction) in income taxes resulting from:
Non-deductible expenses	$ (156,011)
Senior Secured Notes [Member]
Increase (reduction) in income taxes resulting from:
Non-deductible expenses		$ 1,912,763
Tax expense (benefit) at statutory rate	$ (2,090,928)	(4,184,174)
State income taxes (benefit), net of federal benefit	(148,758)	(297,680)
Income from foreign subsidiaries	16,616	22,746
Change in valuation allowance - United States	2,439,840	2,348,881
Other	$ (60,759)	$ 197,464
Income tax expense (benefit)